Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	24,426,479
Proposed Maximum Offering Price per Unit	14.16
Maximum Aggregate Offering Price	$ 345,878,942.64
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,954.07
Offering Note	Represents Class A common shares, par value €0.01 per share (“Shares”) of JBS N.V. (the “Registrant”) reserved for issuance under the JBS N.V. Incentive Plan (the “Plan”).

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional Shares that may become issuable under the terms of the Plan by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding Shares.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Registrant’s Shares on The New York Stock Exchange on August 8, 2025.

The Registrant does not have any fee offsets to claim.